Other Non-Current Assets - Schedule of Other Non-Current Assets (Details) - USD ($)		Sep. 30, 2024	Sep. 30, 2023
Schedule of Other Non-Current Assets [Abstract]
Prepayment for purchase of customized equipment		$ 7,257,752	$ 6,980,811
Prepaid construction fee		1,238,336	1,514,280
Long-term security deposit for land use right	[1]	630,504	606,445
Prepayment for intent equity investment	[2]		2,741,228
Long-term receivables due to disposal of Tianjin Jiahao			635,280
Other non-current assets		$ 9,126,592	$ 12,478,044

[1]	The balance is the long-term security deposit to the Bureau of Finance in Wujin Technology Industrial District for the purchase of land use right for constructing headquarters buildings in Changzhou.
[2]	The balance is the prepayment to Mooneng Silicon (Hangzhou) Partnership (Limited partnership) for the intent equity investment. In January 2024, the Company completed the acquisition of 3.6554% equity interest of Yueneng Silicon Industry (Hangzhou) Partnership Enterprise (Limited Partnership), and the balance has been reclassified to investments, see Note 6.